Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended		39 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) Segment	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2018 USD ($)
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts					$ 0	$ 500
Income tax benefit recognition, minimum percentage of likelihood being realized			50.00%
Revenues	$ 40,603	$ 24,672	$ 88,817	$ 53,576	73,279	36,459	$ 6,200
Deferred offering costs					1,218
Number of reportable segments | Segment			1
Level 2 | Horizon Term Loan
Significant Accounting Policies [Line Items]
Fair value of borrowings	14,700		$ 14,700		14,700
Level 1
Significant Accounting Policies [Line Items]
Cash and restricted cash	36,100		36,100		20,700	5,800
Shipping and Handling
Significant Accounting Policies [Line Items]
Revenues	0	$ 0	100		0	100
Maximum | Shipping and Handling
Significant Accounting Policies [Line Items]
Revenues				$ 100
Accrued Liabilities
Significant Accounting Policies [Line Items]
Refund liabilities for sales returns	$ 500		$ 500		300	200
Prepaid Expenses and Other Current Assets
Significant Accounting Policies [Line Items]
Restricted cash deposit associated with credit facility					600	300
Deferred offering costs					1,200	0
Other Noncurrent Assets
Significant Accounting Policies [Line Items]
Restricted cash deposit associated with credit facility					100	300
Sales and distribution expenses
Significant Accounting Policies [Line Items]
Advertising cost					4,500	2,900
Shipping and handling cost					11,400	8,200
Other Expense, Net | Maximum
Significant Accounting Policies [Line Items]
Net loss from foreign currency transactions					$ (100)	$ (100)
Customer Concentration Risk | Revenue Benchmark
Significant Accounting Policies [Line Items]
Number of customers accounted					0	0
Customer Concentration Risk | Revenue Benchmark | Amazon
Significant Accounting Policies [Line Items]
Percentage of concentration of credit risk					95.00%	98.00%
Customer Concentration Risk | Accounts Receivable
Significant Accounting Policies [Line Items]
Number of customers accounted					0	0
Customer Concentration Risk | Accounts Receivable | Amazon
Significant Accounting Policies [Line Items]
Percentage of concentration of credit risk					79.00%	90.00%